Acquisitions Schedule of Purchase Price Allocation (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Schedule of Purchase Price Allocation
The allocations of the purchase prices for the Company's acquisitions during 2013 (the "2013 acquisitions") are as follows (in thousands):

	Valu + Pawn	Baja Unlimited, LLC	JoLin Enterprises, Inc.	Other	Total
Pawn loans	$9,361	$824	$4,559	$397	$15,141
Inventory	5,024	583	3,221	532	9,360
Other current assets	1,071	34	359	43	1,507
Property and equipment	1,002	939	782	55	2,778
Goodwill	52,334	9,955	20,483	1,769	84,541
Intangible assets	2,190	300	1,020	155	3,665
Other non-current assets	73	6	—	4	83
Current liabilities	(1,088)	(291)	(352)	(52)	(1,783)
Purchase price	$69,967	$12,350	$30,072	$2,903	$115,292

Business Acquisition, Pro Forma Information
The unaudited pro forma financial information has been prepared for informational purposes only and does not purport to be indicative of what would have resulted had the acquisition occurred on the date indicated or what may result in the future (in thousands, except per share data):

	Year Ended		Year Ended
	December 31, 2013		December 31, 2012
	As Reported	Pro Forma	As Reported	Pro Forma
Total revenue from continuing operations	$660,848	$713,329	$592,091	$672,411
Income from continuing operations	84,479	89,971	80,862	89,908
Net income	83,846	89,338	80,359	89,405
Income from continuing operations per share:
Basic	$2.91	$3.09	$2.80	$3.11
Diluted	2.86	3.04	2.72	3.03
Net income per share:
Basic	$2.89	$3.07	$2.78	$3.09
Diluted	2.84	3.02	2.70	3.01